Management Fees, Including Acquisition Fees and Sales Commissions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Fees from affiliated owner	$ 4,000	$ 4,410	$ 5,259
Fees from unaffiliated owners	11,289	13,447	18,906
Total management fees	17,408	19,921	26,169
Fees from Owners
Related Party Transaction [Line Items]
Total management fees	15,289	17,857	24,165
Other Fees
Related Party Transaction [Line Items]
Total management fees	$ 2,119	$ 2,064	$ 2,004